GOODWILL AND INTANGIBLE ASSETS, NET - Sensitivity analysis (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Banking Panama
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.30%	5.40%
Discount rate	10.90%
Banking Panama | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.80%	4.90%
Discount rate	11.40%
Banking Panama | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.30%	5.40%
Discount rate	10.90%
Banking Panama | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.80%	5.90%
Discount rate	10.40%
Banking Panama | Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate		8.80%
Banking Panama | Maximum | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate		9.30%
Banking Panama | Maximum | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate		8.80%
Banking Panama | Maximum | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate		8.30%
Banking Panama | Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate		8.70%
Banking Panama | Minimum | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate		9.20%
Banking Panama | Minimum | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate		8.70%
Banking Panama | Minimum | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate		8.20%
Banking Panama | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 12,851,974	$ 10,929,065
Banking Panama | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	14,049,526	12,664,169
Banking Panama | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	15,483,841	15,019,623
Banking Panama | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	13,351,970	11,550,846
Banking Panama | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	14,049,526	12,664,169
Banking Panama | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 14,883,860	$ 14,175,111
Banking El Salvador
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	3.90%	4.10%
Discount rate		14.90%
Banking El Salvador | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	3.40%	3.60%
Discount rate		15.90%
Banking El Salvador | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	3.90%	4.10%
Discount rate		14.90%
Banking El Salvador | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.40%	4.60%
Discount rate		13.90%
Banking El Salvador | Maximum
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	20.10%
Banking El Salvador | Maximum | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	21.10%
Banking El Salvador | Maximum | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	20.10%
Banking El Salvador | Maximum | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	19.10%
Banking El Salvador | Minimum
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	16.10%
Banking El Salvador | Minimum | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	17.10%
Banking El Salvador | Minimum | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	16.10%
Banking El Salvador | Minimum | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Discount rate	15.10%
Banking El Salvador | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 4,543,466	$ 4,611,843
Banking El Salvador | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,913,975	5,041,507
Banking El Salvador | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	5,351,507	5,559,874
Banking El Salvador | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,851,416	4,948,901
Banking El Salvador | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	4,913,975	5,041,507
Banking El Salvador | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 4,981,886	$ 5,143,103
Banking Guatemala
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.90%	5.10%
Discount rate	13.00%	10.10%
Banking Guatemala | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.40%	4.60%
Discount rate	13.50%	10.60%
Banking Guatemala | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	4.90%	5.10%
Discount rate	13.00%	10.10%
Banking Guatemala | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Growth rate	5.40%	5.60%
Discount rate	12.50%	9.60%
Banking Guatemala | Growth rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 4,854,108	$ 5,514,165
Banking Guatemala | Growth rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	5,225,546	6,156,028
Banking Guatemala | Growth rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	5,647,675	6,942,610
Banking Guatemala | Discount rate | Pessimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	5,070,100	5,807,354
Banking Guatemala | Discount rate | Base scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	5,225,546	6,156,028
Banking Guatemala | Discount rate | Optimistic scenario
GOODWILL AND INTANGIBLE ASSETS, NET
Recoverable amount	$ 5,401,451	$ 6,582,183